Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid professional service fees	$ 8,927	$ 111,200
Other receivables	103,204	30,546
Others	60,074	103,275
Prepaid expenses and other current assets	$ 172,205	$ 245,021